THRIVENT CORE FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415
November 27, 2017
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Core International Equity Fund, a series of Thrivent Core Funds 1933 Act File No. 333-218855 1940 Act File No. 811-23149
Dear Sir or Madam:
Enclosed for filing in XBRL format are exhibits containing risk/return summary information that mirrors the risk/return summary information in the prospectus of Thrivent Core International Equity Fund (the “Fund”), dated November 14, 2017, as filed on November 17, 2017 pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL format for the Fund.
Please contact me at (612) 844-4198 if you have any questions. Thank you.
Sincerely,
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer